Other Charges	6 Months Ended
Jul. 31, 2022
Other Charges.
Other Charges

Note 20 - Other Charges

Other charges are comprised of acquisition-related costs, contingent consideration adjustments and restructuring initiatives which have been undertaken from time to time under various restructuring plans. Acquisition-related costs primarily include advisory services, administrative costs and retention bonuses to employees joining by way of an acquisition, and collectively relate to completed and prospective acquisitions.

The following tables shows the components of other charges as follows:

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2022	2021	2022	2021
Acquisition-related costs	923	391	1,648	908
Contingent consideration adjustments	355	—	1,059	—
Restructuring plans	11	23	64	26
	1,289	414	2,771	934